Offerings - Offering: 1	May 18, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 200,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,620
Offering Note	The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fees for the registrant’s Registration Statement on Form S-3ASR filed with the Securities and Exchange Commission on May 18, 2026 (Registration No. 333-295995) (the “Registration Statement”) paid with the filing of this prospectus supplement. This “Calculation of Filing Fee Table” shall be deemed to update the “Filing Fee Table” table in the Registration Statement.